Cover	Jan. 16, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 16, 2024
Entity Registrant Name	DOCGO INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39618
Entity Tax Identification Number	85-2515483
Entity Address, Address Line One	35 West 35th Street
Entity Address, Address Line Two	Floor 6
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	844
Local Phone Number	443-6246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DCGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001822359
Amendment Flag	false